NON-RECOURSE BORROWINGS - Narrative (Details) - Weighted average	Dec. 31, 2025	Dec. 31, 2024
Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.20%	5.60%
Property-specific borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	6.30%	6.80%